CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
ASSETS
Cash	¥ 145,284,391	$ 19,903,880	¥ 109,991,674
Short-term investments	0	0	88,091,794
Total current assets	479,195,099	65,649,459	506,485,249
Non-current assets
Total Assets	541,714,032	74,214,517	552,389,514
LIABILITIES AND SHAREHOLDERS' EQUITY
Total Current Liabilities	52,140,382	7,143,202	47,477,363
Warrant liability - non-current	17,504	2,398	6,969
Total Liabilities	64,939,082	8,896,616	61,455,617
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	686,830,523	94,095,396	681,476,717
Accumulated deficit	(240,900,414)	(33,003,221)	(220,312,085)
Accumulated other comprehensive loss	38,344,150	5,253,127	37,136,649
Total Recon Technology, Ltd' equity	488,536,860	66,929,276	502,554,537
Total Liabilities and Shareholders' Equity	541,714,032	74,214,517	552,389,514
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	99,634	13,650	99,634
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	14,038	1,923	4,693
RECON TECHNOLOGY LTD
ASSETS
Cash	74,929,137	10,265,250	16,473,018	$ 2,256,794	¥ 34,657,271	¥ 236,146,589
Short-term investments			88,091,794
Due from intercompany	377,505,218	51,718,003	375,736,992
Other current assets	198,920,232	27,251,960	170,158,947
Total current assets	651,354,587	89,235,213	650,460,751
Non-current assets
Investment in subsidiaries and VIEs	(161,500,924)	(22,125,536)	(145,408,577)
Total Assets	489,853,663	67,109,677	505,052,174
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	1,299,299	178,003	2,490,668
Total Current Liabilities	1,299,299	178,003	2,490,668
Warrant liability - non-current	17,504	2,398	6,969
Total Liabilities	1,316,803	180,401	2,497,637
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	686,830,523	94,095,396	681,476,717
Accumulated deficit	(236,751,485)	(32,434,820)	(216,163,156)
Accumulated other comprehensive loss	38,344,150	5,253,127	37,136,649
Total Recon Technology, Ltd' equity	488,536,860	66,929,276	502,554,537
Total Liabilities and Shareholders' Equity	489,853,663	67,109,677	505,052,174
RECON TECHNOLOGY LTD | Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	99,634	13,650	99,634
RECON TECHNOLOGY LTD | Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	¥ 14,038	$ 1,923	¥ 4,693